Joint Venture - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jul. 01, 2022	Jun. 30, 2023	Mar. 31, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2022	May 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Assets, current		$ 10,069		$ 7,922				$ 1,935
Liabilities, current		131,767		57,398				55,575
Payroll liabilities		1,666		1,486				476
Southern Airways Corporation
Schedule of Equity Method Investments [Line Items]
Contract with customer, liability		7,570	$ 5,534	6,260	$ 7,251	$ 6,719		4,513	$ 2,621
Assets, current		10,422		10,878				11,393
Liabilities, current		29,400		27,510		$ 19,320		11,917
Payroll liabilities		2,773		2,549				$ 1,936
Southern Airways Corporation | Essential Air Services and Per-Flight Subsidy Revenue from CNMI
Schedule of Equity Method Investments [Line Items]
Contract with customer, liability				6,500
Southern Airways Corporation | American Rescue Plan Act Fund
Schedule of Equity Method Investments [Line Items]
Government assistance, amount				1,500
Southern Airways Corporation | Marianas
Schedule of Equity Method Investments [Line Items]
Qualified Start-up costs recognized to other income	$ 483
Deferred incentive income				735			$ 1,000
Current deferred incentive income				678
Noncurrent deferred incentive income				57
Assets, current				388
Liabilities, current				1,728
Due to MP Enterprises, LLC				$ 984
Accrued liability realted to aircraft capital contributions		600
Business exit costs		300
Due to joint venture partner		400
Southern Airways Corporation | Marianas | Nonconsolidated Investees, Other
Schedule of Equity Method Investments [Line Items]
Percentage of ownership of common stock				50.00%	50.00%
Southern Airways Corporation | Marianas | Other Income
Schedule of Equity Method Investments [Line Items]
Deferred incentive income recognized				$ 282
Southern Airways Corporation | Marianas | First AirCraft
Schedule of Equity Method Investments [Line Items]
Qualified Start-up costs allocated to purchase of aircraft	$ 1,000
Payments for flight equipment				2,800
Purchase of aircraft through incentive				1,000
Purchase of aircraft through promissory note				1,800
Southern Airways Corporation | Marianas | Second Aircraft
Schedule of Equity Method Investments [Line Items]
Payments for flight equipment				800
Purchase of aircraft through promissory note				2,000
Property, plant and equipment, additions				2,800
Purchase of aircraft through entity cash flow				250
Purchase of aircraft through joint venture entity				200
Purchase of aircraft through funding from joint venturer				350
Southern Airways Corporation | Marianas | Third Aircraft
Schedule of Equity Method Investments [Line Items]
Payments for flight equipment				2,900
Purchase of aircraft through promissory note				2,900
Southern Airways Corporation | Marianas | Incentive Agreement Per-flight Subsidies
Schedule of Equity Method Investments [Line Items]
Noncurrent deferred incentive income				300
Contract with customer, advance received				750
Contract with customer advance received noncurrent				$ 300
Southern Airways Corporation | Marianas | American Rescue Plan Act Fund
Schedule of Equity Method Investments [Line Items]
Incentive agreement for reimbursement of qualified start-up costs			$ 1,500
Southern Airways Corporation | Mariana Southern Airways LLC
Schedule of Equity Method Investments [Line Items]
Percentage of voting equity interests acquired						50.00%
Southern Airways Corporation | Deconsolidation of Assets and Liabilities | Marianas
Schedule of Equity Method Investments [Line Items]
Current deferred incentive income		600
Assets, current		100
Assets, noncurrent		300
Liabilities, current		1,500
Payroll liabilities		100
Due to MP Enterprises, LLC		800
Southern Airways Corporation | Deconsolidation | Marianas | Nonconsolidated Investees, Other
Schedule of Equity Method Investments [Line Items]
Equity method investments		$ 0